Supplement dated July 13, 2026

to the Prospectuses and Updating Summary Prospectuses, each dated April 27, 2026, as supplemented, for:

MassMutual EvolutionSM
MassMutual Transitions SelectSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective July 1, 2026, this supplement amends certain information in the above-referenced prospectuses.

•	The information for the MML VIP Wellington Small Cap Growth Equity Fund in the Pre-2008 Version table in Appendix A of the prospectuses is deleted and replaced with the following:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.94%(*)	7.34%	2.67%	10.59%

(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

•	The information for the MML VIP Wellington Small Cap Growth Equity Fund in the 2008 Version table in Appendix A of the prospectuses is deleted and replaced with the following:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.19%(*)	7.07%	2.41%	10.32%

(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216, 8 a.m.–5 p.m. Eastern Time.

For more information about the fund, read the fund prospectus. Fund prospectuses are available on our website at www.MassMutual.com.

page 1 of 1	PS26-20